Consolidated Statements of Operations and Comprehensive Income/ (Loss)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 497,671,625	$ 70,265,806	¥ 649,450,107	¥ 531,451,949
Revenues - related parties	196,575	27,754	2,541,486	14,141,548
Cost of revenues	(439,153,595)	(62,003,698)	(491,762,767)	(318,046,475)
Cost of revenues - related parties	(74,585,237)	(10,530,622)	(122,842,712)	(193,046,047)
Gross profit/(loss)	(15,870,632)	(2,240,760)	37,386,114	34,500,975
Operating expenses
Selling expenses	(11,943,136)	(1,686,241)	(16,032,550)	(8,956,522)
Provision for credit losses	(18,216,749)	(2,572,006)	(938,209)	(442,543)
Impairment charges on long-lived assets	(5,648,685)	(797,533)
Lease termination loss	(478,933)	(67,620)
General and administrative expenses	(26,202,413)	(3,699,495)	(17,616,830)	(10,833,186)
Research and development expenses	(1,394,072)	(196,828)	(2,096,317)	(1,460,960)
Total operating expenses	(63,883,988)	(9,019,723)	(36,683,906)	(21,693,211)
Operating profit/(loss)	(79,754,620)	(11,260,483)	702,208	12,807,764
Other income (expenses)
Other expenses, net	(931,896)	(131,574)	(205,903)	(11,599)
Foreign exchange gain (loss) , net	(1,401,573)	(197,887)	4,407,133	489,268
Financial expenses, net	(995,245)	(140,518)	(943,324)	(1,358,586)
Total other income (expenses), net	(3,328,714)	(469,979)	3,257,906	(880,917)
Income before income tax/(loss before income tax benefit)	(83,083,334)	(11,730,462)	3,960,114	11,926,847
(Income tax)/income tax benefit	2,807,990	396,458	(2,582,217)	(1,703,179)
Net income/(loss)	(80,275,344)	(11,334,004)	1,377,897	10,223,668
Less: Net loss attributable to non-controlling interests	(7,698,604)	(1,086,959)	(2,510,826)	(81,640)
Net income/ (loss) attributable to the Jayud Global Logistics Limited’s ordinary shareholders	(72,576,740)	(10,247,045)	3,888,723	10,305,308
Net income/(loss)	(80,275,344)	(11,334,004)	1,377,897	10,223,668
Foreign currency translation difference, net of tax	(1,360,107)	(192,032)	(200,146)	10,158
Total comprehensive income (loss)	(81,635,451)	(11,526,036)	1,177,751	10,233,826
Less: total comprehensive loss attributable to non-controlling interest	(7,698,604)	(1,086,959)	(2,510,826)	(81,640)
Total comprehensive income (loss) attributable to Jayud Global Logistics Limited’s ordinary shareholders	¥ (73,936,847)	$ (10,439,077)	¥ 3,688,577	¥ 10,315,466
Net income (loss) per share
Net income (loss) per share, Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (3.47)	$ (0.49)	¥ 0.22	¥ 0.6
Weighted average shares
Weighted average shares, Basic (in Shares)	20,924,500	20,924,500	18,071,233	17,200,000